Preferred Shares - Additional Information (Details) ¥ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Apr. 30, 2015 CNY (¥) ¥ / shares shares	Apr. 30, 2015 USD ($) shares	Jan. 31, 2014 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Class Of Stock [Line Items]
Preferred share, terms of conversion				Each Preferred Share shall automatically be converted into ordinary shares of the Company, at the then applicable Preferred Share Conversion Price (i) upon the closing of a Qualified Initial Public Offering (the “Qualified IPO”); (ii)upon the prior written approval of the holders of a majority of the Series A Preferred Shares and the holders of two thirds (2/3) of the Series B Preferred Shares.
Preferred share, dividend payment terms				No dividend, whether in cash, in property or in shares of the capital of the Company, shall be paid on any other class or series of shares of the Company unless and until a cumulative dividend at the rate of eight percent (8%) of the applicable Preferred Share Issue Price per annum per Preferred Share is first paid in full on the Preferred Shares (on an as-converted basis).
Dividend				¥ 0
Cumulative dividend rate				8.00%
Preferred share, liquidation event terms				The following events shall be deemed a liquidation, dissolution or winding up of the Company (each, a “Liquidation Event”): (i)any acquisition of the Company (whether by a sale of equity, merger or consolidation) in which in excess of 50% of the Company’s voting power outstanding before such transaction is transferred; (ii)a sale of all or substantially all of the Company’s assets and no substantial business operations will be continued by the Company.
Reduction of additional paid-in capital				¥ 0
Minimum
Class Of Stock [Line Items]
Liquidation event voting power percentage				50.00%
Banyan
Class Of Stock [Line Items]
Bridge loan					¥ 36,682,000
SCC
Class Of Stock [Line Items]
Bridge loan					¥ 18,359,000
HHtech Holdings Limited, a Company | Ordinary Shares
Class Of Stock [Line Items]
Repurchased of ordinary shares | shares	2,000,000	2,000,000
Repurchased of ordinary shares value	¥ 19,467,000
Share price | ¥ / shares	¥ 5.14
Series A Preferred Shares
Class Of Stock [Line Items]
Preferred share, redemption terms				Redemption Condition for Series A Preferred Shares: The Series A Preferred Shares is redeemable at any time after the earlier of: (i)forty-eight (48) months after January 17, 2014, if the Company has not consummated a Qualified IPO; (ii)any Redemption required by other Investors (the “Redemption Start Date for Series A Shares”, together with Redemption Start Date for Series B Shares, the “Redemption Start Date”), then subject to the applicable laws of the Cayman Islands and if so requested by the Majority Series A Holders, the Company shall redeem all or part of the issued, outstanding Series A Preferred Shares in cash out of funds legally available therefor (the “Series A Redemption”, together with the Series B Redemption, the “Redemption”).
Preferred shares, redeemable period				48 months
Preferred share, redemption price terms				The redemption price of each Series A preferred share (the “Series A Redemption Price) shall be the higher Of: (i) the sum of the Series A preferred share issuance price; plus 15% compound interest per annum on the Series A preferred share issuance price for each Series A preferred share accreted over the period from January 17, 2014 to the earliest redemption date of the security; plus all declared but unpaid dividends per Series A preferred share; (ii) (iii) the fair market value determined in accordance with the assessment by the independent appraiser selected jointly by the majority holders of Series A and the Company.
Compound interest rate				15.00%
Preferred share, liquidation preference description				The holders of the Series A Preferred Shares shall be entitled to receive, prior to any distribution to the holders of the Ordinary Shares or any other class or series of shares then issued, outstanding, an amount per Series A Preferred Share equal to one hundred and fifty percent (150%) of the Series A Issue Price (the “Series A Preference Amount”)
Preferred share, percentage of liquidation preference				150.00%
Series B-1 Preferred Shares | HHtech Holdings Limited, a Company
Class Of Stock [Line Items]
Consideration amount	¥ 19,467,000
Number of preferred shares issued | shares	2,000,000	2,000,000
Shares issued, price per share | ¥ / shares	¥ 9.9
Series B-2 Preferred Shares
Class Of Stock [Line Items]
Shares issued, price per share | ¥ / shares	¥ 10.25
Preferred shares issued | shares	20,895,523
Proceeds from issuance of preferred shares	¥ 214,063,000
Conversion price | ¥ / shares					¥ 10.25
Remaining proceeds paid and received in full | $		$ 159,022
Series B-2 Preferred Shares | Banyan
Class Of Stock [Line Items]
Convertible preferred stock, shares issued upon conversion | shares					3,582,090
Series B-2 Preferred Shares | SCC
Class Of Stock [Line Items]
Convertible preferred stock, shares issued upon conversion | shares					1,791,045
Series B Preferred Shares
Class Of Stock [Line Items]
Preferred share, redemption terms				The Series B Preferred Shares is redeemable, at any time after the earlier of: (i)forty-eight (48) months after January 17, 2014, if the Company has not consummated a Qualified IPO; (ii) any Redemption required by other Investors (the “Redemption Start Date for Series A Shares”, together with Redemption Start Date for Series B Shares, the “Redemption Start Date”), then subject to the applicable laws of the Cayman Islands and if so requested by the Majority Series A Holders, the Company shall redeem all or part of the issued, outstanding Series A Preferred Shares in cash out of funds legally available therefor (the “Series A Redemption”, together with the Series B Redemption, the “Redemption”).
Preferred shares, redeemable period				48 months
Preferred share, redemption price terms				The redemption price of each Series B preferred share (the “Series B Redemption Price”, together with the “Series A Redemption Price”, the “Redemption Price”) shall be the higher of: (i) (ii) the sum of the Series B preferred share issuance price; plus 12% compound interest per annum on the Series B preferred share issuance price for each Series B preferred share accreted over the period from the date of issuance to the earliest redemption date of the security; plus all declared but unpaid dividends per Series B preferred share; (iii) the fair market value of each Series B preferred share determined in accordance with the assessment by the independent appraiser selected jointly by the holders of the majority holders of Series B Holders and the Company at the date of redemption.
Compound interest rate				12.00%
Preferred share, liquidation preference description				The holders of the Series B Preferred Shares shall be entitled to receive, prior to any distribution to the holders of the Series A Preferred Shares, the Ordinary Shares or any other class or series of shares then issued, outstanding, an amount per Series B Preferred Share equal to one hundred and fifty percent (150%) of the applicable Series B Issue Price (the “Series B Preference Amount”)
Preferred share, percentage of liquidation preference				150.00%
Anhui Huami
Class Of Stock [Line Items]
Equity method investment, ownership percentage			40.00%
Consideration amount			¥ 15,000,000
Anhui Huami | Series A Preferred Shares
Class Of Stock [Line Items]
Number of preferential equity converted into preferred shares | shares			35,820,896